Term Loans (Details 4)	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended
	Dec. 31, 2012 Maximum [Member]	Jun. 30, 2013 Maximum [Member] Amendment [Member]	Dec. 31, 2012 Minimum [Member]	Jun. 30, 2013 Minimum [Member] Amendment [Member]
Term Loan Agreement, covenant terms, Total Debt Leverage Ratio
December 31, 2012	3.50		1.00
March 31, 2013	3.50	7.25	1.00	1.00
June 30, 2013	3.00	6.50	1.00	1.00
September 30, 2013	2.75	5.50	1.00	1.00
December 31, 2013	2.50	5.00	1.00	1.00
March 31, 2014	2.25	4.75	1.00	1.00
June 30, 2014	2.00	4.50	1.00	1.00
September 30, 2014	1.75	4.25	1.00	1.00
December 31, 2014	1.75	3.75	1.00	1.00
March 31, 2015	1.50	3.50	1.00	1.00
June 30, 2015	1.40	3.25	1.00	1.00
September 30, 2015	1.30	2.75	1.00	1.00
December 31, 2015	1.20	2.50	1.00	1.00
March 31, 2016		2.25		1.00
March 31, 2016 and the last day of each succeeding fiscal quarter thereafter	1.00		1.00
June 30, 2016 and the last day of each succeeding fiscal quarter thereafter		2.00		1.00